DISCONTINUED OPERATIONS - Schedule of calculation of gain (loss) on consolidation (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Calculation of gain on deconsolidation
Gain on deconsolidation of OPI			$ 242,097	$ 0
Cash flows from operating activities		$ (34,203)	(60,239)	(114,964)
Oak Pacific Investment
Calculation of gain on deconsolidation
The proceeds	$ 500,000
Accounts and notes receivable, net	64
Less: Cash and cash equivalents	35,274
Prepaid expenses and other current assets	16,344
Property and equipment, net	12
Amount due from the Company	15,190
Equity method investments	268,515
Equity investments without readily determinable fair values	144,096
Available-for-sale investment	90,615
Other non-current assets	14
Short term loan	(14,336)
Accounts payable	(96)
Accrued expenses and other current liabilities	(872)
Amount due to the Company	(102,304)
Deferred revenue	(13)
Income tax payable	(910)
Long-term liabilities	(112,604)
Other Long-term liabilities	(21,430)
Net assets of OPI	317,559
Less: tax expenses	0
Gain on deconsolidation of OPI	$ 182,441		182,441	0
Renren SNS [Member]
Calculation of gain on deconsolidation
The proceeds			60,000
Property and equipment, net			8
Net assets			8
Net assets of OPI			336
Gain on deconsolidation of OPI			$ 59,656	$ 0
Cash flows from operating activities		$ 681